INVESTMENT IN ASSOCIATE	12 Months Ended
Nov. 30, 2019
Disclosure of associates [abstract]
INVESTMENT IN ASSOCIATE

10. INVESTMENT IN ASSOCIATES

Waterproof

On April 15, 2015, the Company acquired a 49% interest in Waterproof by paying $475,000 and issuing 100,000 common shares with a fair value of $125,001.  The Company also issued 40,000 common shares as a finder’s fee with a fair value of $50,000 during the year ended November 30, 2015.

The Company owns 49% of Waterproof and previously held significant influence over the investment causing the Company to account for its investment using the equity method.  As at March 1, 2019, the Company no longer had the ability to exert significant influence over Waterproof’s operating activities due to ongoing disputes, therefore causing the Company to reclassify the investment as FVTPL (Note 11).

The following table is a reconciliation of the investment in Waterproof:

	2019	2018	2017
	$	$	$
Balance, beginning of year	397,629	509,857	534,893
Share of profit (loss) of equity investment	195,726	(119,654)	(25,036)
Currency translation adjustment	(6,081)	7,426	-
Derecognition to investment in equity instruments (Note 11)	(587,274)	-	-

Balance, end of year	-	397,629	509,857

The following table summarizes Waterproof’s statements of financial position for the comparative year:

2018
$
Current assets	563,806
Non-current assets	255,904
Current liabilities	(678,258)
Non-current liabilities	(36,787)

Net assets	104,665

The following table summarizes Waterproof’s revenue, expenses and losses for the comparative years:

	2018	2017
	$	$
Revenue	4,999,395	2,358,268
Cost of sales	(3,951,861)	(1,768,559)
Expenses	(1,291,786)	(640,815)

Loss for the year	(244,252)	(51,106)

Household Pests

The Company held a 50% interest in Household Pests Holdings Inc. (“Household Pests”) and accounted for its investment as a joint operation as the Company did not have the ability to control the key operating activities of the entity.

On May 3, 2017, Household Pests entered into a letter of understanding with Household Pests, LLC in connection with the development, financing, production and exploitation of the proposed animated feature film currently entitled Household Pests (the “Film”).

On August 31, 2017, Household Pests entered in to an option agreement with Pigmental, LLC (“Owner”) with respect to the purchase of all rights, titles, and interests in the Animation Work Purchase Agreement dated as of July 2, 2014 by and between Sergio Animation Studios, S.L. and the Owner for a sum of US$625,000.

During the year ended November 30, 2017, the Company paid $125,500 (US$100,000) as acquisition costs and incurred $181,872 in deferred costs.

As at November 30, 2018, Household Pests let the options lapse and as such, management wrote-off its $310,484 investment in Household Pests.